Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans and leases	$ 69,321	$ 59,324	$ 51,686
Interest on cash and cash equivalents	115	179	272
Interest on investment securities:
Taxable	4,365	3,552	4,007
Non-taxable	226	749	593
Dividends	412	992	334
Total interest income	74,439	64,796	56,892
Interest expense on:
Deposits	5,787	6,101	9,970
Short-term borrowings	25	16	1
FHLB advances and other borrowings	3,676	4,907	5,020
Subordinated debentures	1,123	1,129	1,108
Junior subordinated debentures	1,050	493
Total interest expense	11,661	12,646	16,099
Net interest income	62,778	52,150	40,793
Provision for loan and lease losses	6,088	9,854	6,884
Net interest income after provision for loan and lease losses	56,690	42,296	33,909
Non-interest income:
Fees for wealth management services	21,669	15,499	14,178
Service charges on deposits	2,495	2,307	1,951
Loan servicing and other fees	1,824	1,626	1,387
Net gain on sale of residential mortgage loans	2,517	4,718	6,012
Net gain on sale of available for sale securities	1,783	2,472	1,923
Net gain on sale of trading securities			255
Net (loss) gain on sale of other real estate owned ("OREO")	(97)	(114)	6
BOLI income	462	266
Other operating income	3,497	2,601	2,758
Total non-interest income	34,150	29,375	28,470
Non-interest expenses:
Salaries and wages	28,084	24,829	22,275
Employee benefits	6,889	5,984	5,578
Occupancy and bank premises	5,176	4,257	3,637
Furniture, fixtures, and equipment	3,509	2,778	2,407
Advertising	1,166	1,142	1,084
Amortization of mortgage servicing rights	749	923	853
Net impairment (recovery) of mortgage servicing rights	786	30	(137)
Amortization of intangible assets	1,490	484	308
FDIC insurance	1,186	1,551	1,234
FDIC special assessment			540
Impairment of OREO	251	381
Due diligence and merger-related expenses	537	5,714	616
Professional fees	2,311	2,140	2,008
Other operating expenses	9,392	7,772	6,139
Total non-interest expenses	61,526	57,985	46,542
Income before income taxes	29,314	13,686	15,837
Income tax expense	9,601	4,512	5,500
Net income	$ 19,713	$ 9,174	$ 10,337
Basic earnings per common share	$ 1.55	$ 0.85	$ 1.18
Diluted earnings per common share	$ 1.54	$ 0.85	$ 1.18
Dividends declared per share	$ 0.60	$ 0.56	$ 0.56
Weighted-average basic shares outstanding	12,746,346	10,765,657	8,732,004
Dilutive potential shares	82,313	12,312	16,719
Adjusted weighted-average diluted shares	12,828,659	10,777,969	8,748,723